Schedule of Investments (unaudited)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 37.3%
Communication Services — 5.9%
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,295,736 (a)
Entertainment — 0.3%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,820,000	1,848,547 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	157,000	144,047
Total Entertainment				1,992,594
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	160,000	160,209
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	220,644
Alphabet Inc., Senior Notes	5.300%	5/15/65	240,000	239,004
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	400,000	405,382
Total Interactive Media & Services				1,025,239
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,780,000	1,647,598 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,900,000	2,641,004
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	490,398
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,110,000	1,097,185
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,620,000	2,242,759
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,222,562 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	402,986 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	1,030,000	1,134,356
Fox Corp., Senior Notes	5.476%	1/25/39	960,000	964,094
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,680,000	1,836,498
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,470,000	1,454,447 (a)
Total Media				16,133,887
Wireless Telecommunication Services — 3.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,069,810 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	11,770,000	7,663,922 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	640,000	649,483
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,930,000	2,351,887
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	720,000	683,502
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	4,960,000	4,719,338
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	760,000	777,722
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	751,857
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	687,566 (a)
Total Wireless Telecommunication Services				22,355,087

Total Communication Services				42,802,543
Consumer Discretionary — 5.3%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,340,000	1,331,714 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,640,000	4,445,569 (a)
Total Automobile Components				5,777,283
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 0.5%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	830,000	$828,505
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,820,000	1,817,635
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	200,000	208,633
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	690,000	598,575 (a)
Total Automobiles				3,453,348
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	2,400,000	2,179,944 (a)
Hotels, Restaurants & Leisure — 3.7%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	100,000	102,061 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	6,570,000	6,736,766 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,550,000	1,589,782 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	1,350,000	1,379,040 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,000,000	1,022,580
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,420
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	180,000	187,531
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,070,000	1,122,528 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,110,000	1,113,652 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	530,000	530,362 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	300,000	301,740 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	870,000	887,745 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	90,000	92,943 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,540,000	2,605,737 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,600,000	1,609,141 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	1,960,000	1,963,825 (a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,640,000	2,634,758 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,317,686 (a)
Total Hotels, Restaurants & Leisure				27,208,297

Total Consumer Discretionary				38,618,872
Consumer Staples — 1.8%
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	290,000	292,616
Food Products — 0.3%
Mars Inc., Senior Notes	5.000%	3/1/32	1,600,000	1,637,589 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	280,000	286,344 (a)
Total Food Products				1,923,933
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	210,000	213,561
Tobacco — 1.5%
Altria Group Inc., Senior Notes	5.800%	2/14/39	2,040,000	2,116,633
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,860,000	3,947,305
Altria Group Inc., Senior Notes	6.200%	2/14/59	372,000	386,672
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,211,877
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,619,000	1,856,901
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,354
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	210,000	$216,928
Total Tobacco				10,746,670

Total Consumer Staples				13,176,780
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,330,000	1,399,711 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,640,000	2,293,591 (a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,390,000	1,266,828
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,040,000	1,033,409 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,240,000	1,323,586 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	107,356 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,730,000	2,713,168
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	940,000	915,997 (a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	470,598
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,420,000	2,172,075
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,193,173 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	6,140,000	6,356,202 (c)(d)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,367
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,200,000	1,186,992
EQT Corp., Senior Notes	3.900%	10/1/27	232,000	230,555
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	182,616
Expand Energy Corp., Senior Notes	5.375%	3/15/30	220,000	223,729
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,710,000	2,664,478
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	840,000	861,139 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	960,000	956,495 (a)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	700,000	680,457
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	4,209,000	4,280,894
ONEOK Inc., Senior Notes	5.550%	11/1/26	10,000	10,130
ONEOK Inc., Senior Notes	5.650%	11/1/28	1,340,000	1,390,026
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,541
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	60,000	61,162 (a)
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,440,000	1,186,937
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,823,113
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,869,702 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,410,000	1,414,469
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	440,000	417,442
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,643,029 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	230,000	254,296 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	230,000	259,747 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,630,000	1,732,367 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	640,000	651,101
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	557,388
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,000	$2,268
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,650,000	1,670,729

Total Energy				51,478,863
Financials — 2.1%
Banks — 1.0%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	1,920,000	1,858,884 (d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	1,740,000	1,858,120 (a)(d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	580,000	576,625 (a)(d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	750,000	778,055 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	100,000	103,641 (d)
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	510,000	514,161 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,117 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,409 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	90,000	95,933 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	780,000	728,903 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	960,000	852,520
Total Banks				7,387,368
Capital Markets — 0.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,898 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	900,000	959,546 (a)
UBS AG, Senior Notes	7.500%	2/15/28	280,000	301,519
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	789,071 (a)(c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	488,795 (a)(d)
Total Capital Markets				2,549,829
Financial Services — 0.6%
Block Inc., Senior Notes	6.000%	8/15/33	1,270,000	1,301,394 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,110,000	2,214,819 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	910,000	945,867 (a)
Total Financial Services				4,462,080
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	770,000	802,437

Total Financials				15,201,714
Health Care — 4.7%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.950%	3/15/31	520,000	537,610
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	$20,587
Total Biotechnology				558,197
Health Care Equipment & Supplies — 0.8%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,110,000	2,166,241 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	400,000	412,880
Solventum Corp., Senior Notes	5.450%	3/13/31	1,270,000	1,324,937
Solventum Corp., Senior Notes	5.600%	3/23/34	680,000	708,329
Solventum Corp., Senior Notes	5.900%	4/30/54	1,023,000	1,051,646
Total Health Care Equipment & Supplies				5,664,033
Health Care Providers & Services — 0.4%
HCA Inc., Senior Notes	3.500%	9/1/30	1,700,000	1,624,288
HCA Inc., Senior Notes	5.500%	6/15/47	20,000	19,091
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,142
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	430,000	466,201 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	926,862 (a)
Total Health Care Providers & Services				3,047,584
Pharmaceuticals — 3.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	930,000	954,033 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	822,489 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	3,960,000	3,095,632 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	221,604 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,524,787 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,402
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	900,000	933,640
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	310,000	313,576
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	680,000	682,979
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	227,245
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,100,000	1,041,106
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	15,311,000	15,308,754
Total Pharmaceuticals				25,136,247

Total Health Care				34,406,061
Industrials — 5.5%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	5.150%	5/1/30	110,000	112,915
Boeing Co., Senior Notes	5.705%	5/1/40	500,000	510,491
Boeing Co., Senior Notes	6.858%	5/1/54	490,000	559,317
Bombardier Inc., Senior Notes	7.250%	7/1/31	350,000	371,449 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	830,000	867,191 (a)
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	210,000	198,389
RTX Corp., Senior Notes	6.000%	3/15/31	910,000	982,831
RTX Corp., Senior Notes	4.500%	6/1/42	1,220,000	1,103,858
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	666,458
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,380,000	3,529,868 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	10,000	10,308 (a)
Total Aerospace & Defense				8,913,075
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.3%
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	70,000	$65,889 (a)
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	1,430,000	1,494,897 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	450,000	466,481 (a)
Total Building Products				2,027,267
Commercial Services & Supplies — 0.5%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	470,000	459,305 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	1,200,000	1,257,205 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,118,111 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	388,205
Total Commercial Services & Supplies				3,222,826
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	980,000	996,801
Passenger Airlines — 1.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	810,000	845,460 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	116,750	116,609 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,170,000	1,177,066 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	3,139,498	1,336,233 *(a)(e)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	3,367,722 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,046,000	3,987,106 (a)
Total Passenger Airlines				10,830,196
Trading Companies & Distributors — 1.9%
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,184
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	600,000	623,725 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	600,000	626,818 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,630,000	1,691,771 (a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	6,940,000	6,924,818
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,912,451
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	100,000	104,107 (a)
Total Trading Companies & Distributors				13,893,874

Total Industrials				39,884,039
Information Technology — 1.3%
Communications Equipment — 0.5%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,508,000	1,500,204 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,986,003 (a)
Total Communications Equipment				3,486,207
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	220,000	235,322 (a)
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	5.200%	7/15/35	1,070,000	1,103,157
Broadcom Inc., Senior Notes	4.800%	2/15/36	310,000	309,179
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,090,000	1,136,618 (a)
Intel Corp., Senior Notes	5.700%	2/10/53	320,000	309,673
Micron Technology Inc., Senior Notes	6.050%	11/1/35	750,000	801,773
Total Semiconductors & Semiconductor Equipment				3,660,400
Software — 0.3%
Oracle Corp., Senior Notes	3.600%	4/1/50	1,090,000	767,866
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Synopsys Inc., Senior Notes	4.850%	4/1/30	270,000	$275,100
Synopsys Inc., Senior Notes	5.000%	4/1/32	210,000	214,668
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	183,177
Synopsys Inc., Senior Notes	5.700%	4/1/55	360,000	363,581
Total Software				1,804,392

Total Information Technology				9,186,321
Materials — 2.5%
Chemicals — 0.4%
OCP SA, Senior Notes	5.125%	6/23/51	3,630,000	3,037,856 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	100,000	102,255 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	210,000	216,457 (a)
Total Construction Materials				318,712
Metals & Mining — 1.8%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,390,008 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,230,000	2,357,348 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,540,000	1,593,312 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	1,610,000	1,595,219
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,930,000	3,787,618
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	790,000	821,509 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	340,000	355,761 (a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	247,111
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	614,000	682,756
Total Metals & Mining				12,830,642
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	2,390,000	2,264,054

Total Materials				18,451,264
Real Estate — 0.2%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	5,000	4,995 (a)
Specialized REITs — 0.2%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,130,000	1,150,069 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	330,000	331,069 (a)
Total Specialized REITs				1,481,138

Total Real Estate				1,486,133
Utilities — 0.9%
Electric Utilities — 0.9%
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	360,000	373,622
Georgia Power Co., Senior Notes	5.200%	3/15/35	370,000	379,417
NRG Energy Inc., Senior Notes	5.750%	1/15/34	740,000	739,707 (a)(b)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,640,000	3,642,798 (a)(b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	290,000	291,168 (a)(b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	390,000	395,057
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	160,000	164,976 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	200,000	206,986 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	140,000	$146,525 (a)
Total Electric Utilities				6,340,256
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	210,000	222,483 (a)

Total Utilities				6,562,739
Total Corporate Bonds & Notes (Cost — $279,526,463)				271,255,329
Mortgage-Backed Securities — 30.3%
FNMA — 26.0%
Federal National Mortgage Association (FNMA)	5.000%	10/1/40	22,000,000	22,230,032 (f)
Federal National Mortgage Association (FNMA)	2.000%	10/1/55	97,500,000	78,607,728 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	40,500,000	34,127,410 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/55	13,400,000	11,772,083 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	6,700,000	6,315,399 (f)
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	8,900,000	8,633,821 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/55	26,900,000	27,125,805 (f)
Total FNMA				188,812,278
GNMA — 4.3%
Government National Mortgage Association (GNMA) II	4.500%	10/20/55	16,600,000	16,100,575 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/55	15,200,000	15,121,774 (f)
Total GNMA				31,222,349

Total Mortgage-Backed Securities (Cost — $220,076,294)				220,034,627
Collateralized Mortgage Obligations(g) — 21.9%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.632%	6/25/47	2,316,384	2,029,393 (d)
Banc of America Funding Corp., 2015-R3 1A2	3.449%	3/27/36	11,687,273	10,037,721 (a)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	4.483%	5/26/37	6,850,433	6,117,473 (a)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	20,110,000	19,128,352
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.613%	11/26/36	322,592	332,598 (a)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.425%	1/26/36	7,782,157	7,215,677 (a)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	6,847,863	6,173,941 (a)(d)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	4.994%	10/15/36	806,273	805,710 (a)(d)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	5.114%	11/15/38	6,069,653	6,067,547 (a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.154%	10/15/38	7,000,000	7,024,855 (a)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.900%	10/15/26	4,799,674	4,794,762 (a)(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,627,376
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	4.409%	4/15/36	1,684,311	296,748 (a)(d)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. Term SOFR + 1.634%)	5.785%	11/15/38	7,438,024	7,432,236 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.856%	10/25/33	3,980,000	4,437,135 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.221%	5/25/43	8,431,281	10,110,227 (a)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.456%	10/25/41	8,870,000	$9,042,009 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.506%	12/25/41	2,700,000	2,766,458 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.456%	6/25/43	4,140,000	4,305,609 (a)(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.185%	5/16/55	2,079,219	12,566 (d)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,764,711 (a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.812%	11/25/36	5,499,478	4,835,852 (d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.561%	11/15/47	3,940,000	3,004,250 (d)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.570%	8/15/38	9,918,548	9,826,489 (a)(d)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (a)(d)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	6.457%	2/15/39	3,130,000	3,117,971 (a)(d)
MAD Commercial Mortgage Trust, 2025-11MD A	4.754%	10/15/42	4,250,000	4,243,607 (a)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	2,740,000	2,971,705 (a)(d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,108,185 (a)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.822%	5/25/37	3,684,107	2,839,272 (d)

Total Collateralized Mortgage Obligations (Cost — $162,164,592)				159,470,517
U.S. Government & Agency Obligations — 21.7%
U.S. Government Obligations — 21.7%
U.S. Treasury Bonds	4.750%	2/15/41	40,000,000	41,046,875
U.S. Treasury Bonds	4.375%	8/15/43	9,880,000	9,538,252
U.S. Treasury Bonds	4.750%	11/15/43	31,820,000	32,168,031 (h)
U.S. Treasury Bonds	4.500%	2/15/44	4,360,000	4,265,477
U.S. Treasury Bonds	4.750%	2/15/45	8,950,000	9,008,035
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	2,065,479
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000	5,427,791
U.S. Treasury Bonds	4.250%	2/15/54	14,500,000	13,388,145 (i)
U.S. Treasury Bonds	4.625%	5/15/54	1,300,000	1,277,606
U.S. Treasury Bonds	4.250%	8/15/54	22,980,000	21,220,594 (h)(j)
U.S. Treasury Bonds	4.625%	2/15/55	730,000	717,795
U.S. Treasury Bonds	4.750%	5/15/55	2,430,000	2,438,353
U.S. Treasury Notes	3.875%	7/31/27	720,000	723,023
U.S. Treasury Notes	3.875%	7/15/28	1,140,000	1,147,526
U.S. Treasury Notes	3.875%	4/30/30	410,000	412,667
U.S. Treasury Notes	4.250%	2/28/31	10,000,000	10,226,953
U.S. Treasury Notes	3.625%	9/30/31	2,550,000	2,520,565
U.S. Treasury Notes	4.250%	8/15/35	140,000	141,148

Total U.S. Government & Agency Obligations (Cost — $156,914,901)				157,734,315
Sovereign Bonds — 11.0%
Angola — 0.1%

Angolan Government International Bond, Senior Notes	9.125%	11/26/49	1,210,000	1,016,478 (k)
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,117,691	756,118
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,989,196	$1,752,416 (a)
Total Argentina				2,508,534
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	690,000	746,276 (a)
Brazil — 4.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	31,461,000 BRL	5,707,771
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	35,000,000 BRL	6,296,885
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	18,511,232
Total Brazil				30,515,888
Egypt — 0.3%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,880,000	1,816,568 (k)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	36,320	35,140 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	129,340	126,244 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	789,960	667,779 (a)
Total Ghana				829,163
Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,070,000	1,029,856 (k)
Jamaica — 0.8%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,527,648
Kenya — 0.3%

Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	2,470,000	2,181,833 (a)
Mexico — 0.7%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	5,140,000	5,221,263 (a)
Nigeria — 0.2%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,250,000	1,237,421 (a)
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	1,120,000	1,050,112 (a)
Sri Lanka — 0.2%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	195,753	187,776 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	209,252	196,435 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	410,444	352,795 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	277,144	203,180 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	192,344	170,687 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	384,851	343,883 (a)
Total Sri Lanka				1,454,756
Supranational — 3.1%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,944,000,000 INR	22,472,453
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	$303,126 (k)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	532,422	300,375 (k)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,285	299,498 (k)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	1,242,318	687,892 (k)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	1,774,740	970,653 (k)
Total Ukraine				2,561,544

Total Sovereign Bonds (Cost — $80,265,768)				80,169,793
Asset-Backed Securities — 3.8%
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.695%	4/20/38	560,000	561,385 (a)(d)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	7,840,000	7,875,563 (a)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.522%	10/25/37	5,685,392	5,757,154 (a)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	4.572%	8/25/36	13,752,221	5,624,263 (d)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	5.622%	1/25/35	444,141	579,023 (a)(d)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.217%	12/25/35	2,980,000	2,895,805 (d)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.252%	10/21/38	4,050,000	4,058,833 (a)(d)

Total Asset-Backed Securities (Cost — $31,928,739)				27,352,026
Senior Loans — 2.3%
Communication Services — 0.5%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B5 (2 mo. Term SOFR + 2.000%)	6.038%	11/21/31	606,950	608,552 (d)(l)(m)
Media — 0.4%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.663%	6/28/32	2,912,700	2,912,438 (d)(l)(m)

Total Communication Services				3,520,990
Consumer Discretionary — 0.5%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	5/6/30	203,538	203,888 (d)(l)(m)
Automobiles — 0.1%
Belron Finance LLC, 2031 Dollar Term Loan (3 mo. Term SOFR + 2.500%)	6.742%	10/16/31	606,946	610,743 (d)(l)(m)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.502%	7/1/31	407,945	408,881 (d)(l)(m)
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.413%	2/6/30	627,550	627,383 (d)(l)(m)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.393%	4/14/29	407,071	408,726 (d)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	7/18/31	1,089,150	1,088,301 (d)(l)(m)
Total Hotels, Restaurants & Leisure				2,124,410
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan	6.413%	6/11/31	203,536	200,218 (d)(l)(m)

Total Consumer Discretionary				3,548,140
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	407,076	$407,467 (d)(l)(m)

Financials — 0.7%
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	9/15/31	815,890	817,008 (d)(l)(m)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	6.286%	10/4/30	403,074	403,326 (d)(l)(m)
Total Capital Markets				1,220,334
Financial Services — 0.3%
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	814,152	816,599 (d)(l)(m)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.199%	12/15/31	815,718	810,877 (d)(l)(m)
TransUnion LLC, 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	5.913%	6/24/31	610,599	610,791 (d)(l)(m)
Total Financial Services				2,238,267
Insurance — 0.1%
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	407,945	408,208 (d)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.513%	8/21/28	611,383	614,015 (d)(l)(m)
Total Insurance				1,022,223
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.913%	11/18/27	407,948	407,692 (d)(l)(m)

Total Financials				4,888,516
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/28	591,402	591,990 (d)(l)(m)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	5/30/31	581,501	583,077 (d)(l)(m)

Total Health Care				1,175,067
Industrials — 0.1%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.792%	3/15/30	581,063	585,057 (d)(l)(m)

Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	1/31/31	606,911	608,049 (d)(l)(m)

Utilities — 0.2%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	9/30/31	606,934	606,859 (d)(l)(m)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	7/31/30	820,000	820,927 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
Lightning Power LLC, Initial Term Loan B (3 mo. Term SOFR + 2.250%)		6.252%	8/18/31	407,940	$408,119 (d)(l)(m)
Total Independent Power and Renewable Electricity Producers					1,229,046

Total Utilities					1,835,905
Total Senior Loans (Cost — $16,397,488)					16,569,191
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.6%
Exchange-Traded Purchased Options — 0.4%
3-Month SOFR Futures, Call @ $96.250		12/12/25	1,327	3,317,500	406,394
SOFR 1-Year Mid-Curve Futures, Put @ $96.813		10/10/25	1,051	2,627,500	59,119
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	1,146	2,865,000	243,525
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		10/24/25	1,819	1,819,000	426,328
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		10/24/25	765	765,000	125,508
U.S. Treasury 5-Year Notes Futures, Call @ $110.250		10/24/25	766	766,000	59,844
U.S. Treasury 5-Year Notes Futures, Put @ $108.500		10/24/25	1,149	1,149,000	134,648
U.S. Treasury 5-Year Notes Futures, Put @ $108.750		10/24/25	960	960,000	172,500
U.S. Treasury 10-Year Notes Futures, Call @ $113.000		10/24/25	336	336,000	126,000
U.S. Treasury 10-Year Notes Futures, Call @ $113.250		10/24/25	892	892,000	264,813
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		10/24/25	446	446,000	97,563
U.S. Treasury 10-Year Notes Futures, Put @ $112.000		10/24/25	1,340	1,340,000	481,563
U.S. Treasury 10-Year Notes Futures, Put @ $113.000		10/24/25	335	335,000	293,125
U.S. Treasury Long-Term Bonds Futures, Put @ $115.000		10/24/25	167	167,000	91,327

Total Exchange-Traded Purchased Options (Cost — $4,069,333)					2,982,257
	Counterparty
OTC Purchased Options — 0.2%
Interest rate swaption, Call @ 290.000 bps, payments received by the Fund on Daily SOFR Compound annually, 290.000 bps payments made by the Fund annually, maturing on 9/29/28 2.900bps	Goldman Sachs Group Inc.	9/25/26	442,530,000	442,530,000	1,793,145
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY	BNP Paribas SA	10/27/25	14,830,000	14,830,000	569

Total OTC Purchased Options (Cost — $1,865,301)					1,793,714

Total Purchased Options (Cost — $5,934,634)					4,775,971
		Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,201,027)		1.875%	7/15/34	1,173,664	1,191,200
Security				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				705	268 *(n)(o)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value
Passenger Airlines — continued
Spirit Aviation Holdings Inc.			121,435	$46,145 *

Total Common Stocks (Cost — $1,705,601)				46,413
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,050,305)		3/12/30	86,279	32,786 *(n)(o)
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $28,443)	3.400%	5/16/45	1,100,692 UYU	28,232
Total Investments before Short-Term Investments (Cost — $957,194,255)				938,660,400
			Shares
Short-Term Investments — 0.3%
BNY Mellon Cash Reserve Fund (Cost — $2,469,403)	0.800%		2,469,403	2,469,403 (p)
Total Investments — 129.4% (Cost — $959,663,658)				941,129,803
Liabilities in Excess of Other Assets — (29.4)%				(214,040,724)
Total Net Assets — 100.0%				$727,089,079

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of September 30, 2025.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $220,076,294.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(k)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(o)	Restricted security (Note 2).
(p)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DAC	—	Designated Activity Company
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At September 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	1,162	$2,905,000	$(65,362)
3-Month SOFR Futures, Call	12/12/25	96.750	1,327	3,317,500	(41,469)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	483	$1,207,500	$(132,825)
3-Month SOFR Futures, Put	12/12/25	95.375	1,327	3,317,500	(8,294)
3-Month SOFR Futures, Put	12/11/26	96.500	573	1,432,500	(247,106)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	109.000	383	383,000	(251,344)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	110.750	1,340	1,340,000	(177,969)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	480	480,000	(258,750)
U.S. Treasury 5-Year Notes Futures, Put	11/21/25	109.000	383	383,000	(176,539)
U.S. Treasury 10-Year Notes Futures, Call	11/21/25	113.000	447	447,000	(300,328)
U.S. Treasury 10-Year Notes Futures, Call	11/21/25	114.500	670	670,000	(188,437)
U.S. Treasury 10-Year Notes Futures, Put	11/21/25	111.000	670	670,000	(219,844)
U.S. Treasury 10-Year Notes Futures, Put	11/21/25	113.000	447	447,000	(523,828)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	119.000	1	1,000	(375)
U.S. Treasury Long-Term Bonds Futures, Put	11/21/25	111.000	334	334,000	(104,375)
Total Exchange-Traded Written Options (Premiums received — $4,187,036)					(2,696,845)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments received by the Fund annually, payments made by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $1,756,393)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	103,560,000	103,560,000	$(1,750,174)
Total Written Options (Premiums received — $5,943,429)						$(4,447,019)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	2,192	3/26	$528,041,591	$527,806,200	$(235,391)
3-Month SOFR	550	3/27	132,373,536	133,244,375	870,839
U.S. Treasury 5-Year Notes	8,057	12/25	880,693,297	879,786,613	(906,684)
United Kingdom Long Gilt Bonds	325	12/25	39,513,765	39,705,483	191,718
					(79,518)
Contracts to Sell:
3-Month SOFR	414	12/25	99,333,256	99,316,013	17,243
Japanese 10-Year Bonds	49	12/25	45,388,584	44,992,460	396,124
U.S. Treasury 2-Year Notes	2,943	12/25	612,994,566	613,316,603	(322,037)
U.S. Treasury 10-Year Notes	666	12/25	74,896,552	74,925,000	(28,448)
U.S. Treasury Long-Term Bonds	118	12/25	13,820,546	13,758,063	62,483
U.S. Treasury Ultra 10-Year Notes	379	12/25	43,142,950	43,614,611	(471,661)
U.S. Treasury Ultra Long-Term Bonds	1,699	12/25	198,518,005	203,986,187	(5,468,182)
					(5,814,478)
Net unrealized depreciation on open futures contracts					$(5,893,996)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,766,954	USD	896,280	Goldman Sachs Group Inc.	10/2/25	$(1,054)
USD	896,860	BRL	4,766,954	Goldman Sachs Group Inc.	10/2/25	1,635
BRL	93,592,648	USD	17,597,234	JPMorgan Chase & Co.	10/2/25	(20,702)
BRL	98,359,602	USD	18,488,647	JPMorgan Chase & Co.	10/2/25	(16,889)
USD	17,102,669	BRL	93,592,648	JPMorgan Chase & Co.	10/2/25	(473,863)
USD	18,493,514	BRL	98,359,602	JPMorgan Chase & Co.	10/2/25	21,756
USD	12,890,880	CNH	91,792,089	Bank of America N.A.	10/16/25	(1,743)
CNH	18,009,000	USD	2,535,737	BNP Paribas SA	10/16/25	(6,290)
CNH	28,450,000	USD	3,980,283	BNP Paribas SA	10/16/25	15,651
CNH	29,830,000	USD	4,160,550	BNP Paribas SA	10/16/25	29,211
CNH	32,540,000	USD	4,538,680	BNP Paribas SA	10/16/25	31,714
USD	650,002	CAD	881,978	Citibank N.A.	10/16/25	15,750
USD	23,465,925	INR	2,021,460,374	Citibank N.A.	10/16/25	719,662
GBP	2,600,000	USD	3,467,732	Goldman Sachs Group Inc.	10/16/25	29,332
GBP	3,940,000	USD	5,249,211	Goldman Sachs Group Inc.	10/16/25	50,186
JPY	3,248,809,330	USD	22,382,967	Goldman Sachs Group Inc.	10/16/25	(375,677)
USD	6,287,801	EUR	5,340,000	Goldman Sachs Group Inc.	10/16/25	12,116
USD	11,353,948	GBP	8,314,439	Goldman Sachs Group Inc.	10/16/25	170,824
USD	2,113,105	JPY	309,121,273	Goldman Sachs Group Inc.	10/16/25	19,131
USD	2,557,231	JPY	375,271,384	Goldman Sachs Group Inc.	10/16/25	15,160
USD	2,689,161	JPY	393,123,015	Goldman Sachs Group Inc.	10/16/25	26,163
USD	3,419,079	JPY	501,210,000	Goldman Sachs Group Inc.	10/16/25	23,905
AUD	36,015,231	USD	23,501,739	JPMorgan Chase & Co.	10/16/25	335,256
EUR	900,000	USD	1,042,201	JPMorgan Chase & Co.	10/16/25	15,499
EUR	2,390,000	USD	2,744,233	JPMorgan Chase & Co.	10/16/25	64,547
EUR	2,590,000	USD	2,987,354	JPMorgan Chase & Co.	10/16/25	56,470
EUR	4,000,000	USD	4,638,660	JPMorgan Chase & Co.	10/16/25	62,227
EUR	20,736,973	USD	24,507,556	JPMorgan Chase & Co.	10/16/25	(137,012)
USD	2,700,546	AUD	4,045,867	JPMorgan Chase & Co.	10/16/25	22,753
USD	2,852,272	AUD	4,323,138	JPMorgan Chase & Co.	10/16/25	(9,035)
USD	3,045,170	AUD	4,570,000	JPMorgan Chase & Co.	10/16/25	20,476
USD	6,068,076	AUD	9,269,285	JPMorgan Chase & Co.	10/16/25	(66,881)
USD	2,641,286	EUR	2,230,000	JPMorgan Chase & Co.	10/16/25	20,542
USD	2,838,299	EUR	2,411,048	JPMorgan Chase & Co.	10/16/25	4,782
USD	2,863,115	EUR	2,414,940	JPMorgan Chase & Co.	10/16/25	25,025
USD	3,083,784	EUR	2,650,000	JPMorgan Chase & Co.	10/16/25	(30,554)
USD	6,023,865	EUR	5,133,846	JPMorgan Chase & Co.	10/16/25	(9,543)
USD	97,343	MXN	1,788,000	Morgan Stanley & Co. Inc.	10/16/25	(121)
USD	18,346,222	BRL	98,359,602	JPMorgan Chase & Co.	11/4/25	25,413
Net unrealized appreciation on open forward foreign currency contracts						$685,822

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.269%**	$(13,202,555)	—	$(13,202,555)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$250,617,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(355,158)	$456,461	$(811,619)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$854,883,000	12/20/30	1.000% quarterly	$19,434,065	$19,608,668	$(174,603)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$61,183,200	12/20/30	5.000% quarterly	$(4,725,272)	$(4,669,758)	$(55,514)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$19,662,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$827,589	—	$827,589

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CDI	—	Clearing House Electronic Subregister System Depositary Interest
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset SMASh Series Core Plus Completion Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$10,102,590	5.72%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	3,910,720	2.21%
Argentine Republic Government International Bond, 5.000% due 1/9/38	8,650,000	4,856,975	2.75%
Bahamas Government International Bond, 8.250% due 6/24/36	6,200,000	6,683,600	3.78%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,964,053	2.81%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,810,000	6,251,560	3.54%
Dominican Republic International Bond, 4.500% due 1/30/30	9,540,000	9,339,660	5.28%
Ecuador Government International Bond, 6.900% due 7/31/35	9,150,000	6,819,045	3.86%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	5,242,596	2.97%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,455,888	1.95%
El Salvador Government International Bond, 7.125% due 1/20/50	7,580,000	6,533,960	3.70%
Ethiopia International Bond, 6.625% due 12/11/26(a)	10,970,000	10,279,690	5.82%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,641,352	1.49%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	3,271,036	1.85%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,969,640	2.81%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,570,000	10,992,800	6.22%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,904,099	2.78%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,933,784	2.79%
Nigeria Government International Bond, 7.375% due 9/28/33	13,830,000	13,081,520	7.40%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,877,938	3.33%
Petroleos de Venezuela SA, 0.000% due 4/12/27(a)	34,000,000	5,439,998	3.08%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	5,319,673	2,821,393	1.60%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	11,204,063	6.34%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,495,675	1.98%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,728,706	1.54%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,003,892	1.13%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,330,000	2,185,540	1.24%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,452,594	0.82%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,080,000	2,246,860	1.27%
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.600% due 5/15/36	$793,000	$700,616	0.40%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,410,050	0.80%
Sri Lanka Government International Bond, 4.000% due 4/15/28	890,914	618,588	0.35%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	281,125	0.16%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	827,772	0.47%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	818,233	0.46%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	680,448	0.38%
Ukraine Government International Bond, 4.500% due 2/1/34	3,870,000	2,157,525	1.22%
Ukraine Government International Bond, 4.500% due 2/1/35	2,380,000	1,305,430	0.74%
Ukraine Government International Bond, 4.500% due 2/1/36	1,966,168	1,063,697	0.60%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,383,899	1.35%
Zambia Government International Bond, 5.750% due 6/30/33	2,655,488	1,780,578	1.01%
Total		$176,719,186	100.00%
(a)
The coupon payment on this security is currently in default as of September 30, 2025.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$271,255,329	—	$271,255,329
Mortgage-Backed Securities	—	220,034,627	—	220,034,627
Collateralized Mortgage Obligations	—	159,470,517	—	159,470,517
U.S. Government & Agency Obligations	—	157,734,315	—	157,734,315
Sovereign Bonds	—	80,169,793	—	80,169,793
Asset-Backed Securities	—	27,352,026	—	27,352,026
Senior Loans	—	16,569,191	—	16,569,191
Purchased Options:
Exchange-Traded Purchased Options	$2,982,257	—	—	2,982,257
OTC Purchased Options	—	1,793,714	—	1,793,714
U.S. Treasury Inflation Protected Securities	—	1,191,200	—	1,191,200
Common Stocks:
Industrials	46,145	268	—	46,413
Warrants	—	32,786	—	32,786
Non-U.S. Treasury Inflation Protected Securities	—	28,232	—	28,232
Total Long-Term Investments	3,028,402	935,631,998	—	938,660,400
Short-Term Investments†	—	2,469,403	—	2,469,403
Total Investments	$3,028,402	$938,101,401	—	$941,129,803
Other Financial Instruments:
Futures Contracts††	$1,538,407	—	—	$1,538,407
Forward Foreign Currency Contracts††	—	$1,835,186	—	1,835,186
OTC Total Return Swaps	—	827,589	—	827,589
Total Other Financial Instruments	$1,538,407	$2,662,775	—	$4,201,182
Total	$4,566,809	$940,764,176	—	$945,330,985

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,696,845	—	—	$2,696,845
OTC Written Options	—	$1,750,174	—	1,750,174
Futures Contracts††	7,432,403	—	—	7,432,403
Forward Foreign Currency Contracts††	—	1,149,364	—	1,149,364
OTC Interest Rate Swaps	—	13,202,555	—	13,202,555
Centrally Cleared Interest Rate Swaps††	—	811,619	—	811,619
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	174,603	—	174,603
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	55,514	—	55,514
Total	$10,129,248	$17,143,829	—	$27,273,077

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrants	Percent of Net Assets
Spirit Airlines LLC, Common Shares	705	3/25	$8,582	$268	$0.38	0.00%(a)
Spirit Airlines LLC, Warrants	86,279	3/25	1,050,305	32,786	0.38	0.00 (a)
			$1,058,887	$33,054		0.00%(a)

(a)	Amount represents less than 0.005%.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report